Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised to reflect a change in portfolio management of the Intermediate Income Fund. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                            Intermediate Income Fund
                                 Fund for Income

                        Supplement dated November 9, 2004
                      To the Prospectus dated March 1, 2004



1. On page 20, under "Organization and Management of the Funds," replace the first paragraph under "Portfolio Management" with the following:

Effective November 1, 2004, Thomas M. Seay is the Portfolio Manager of the Intermediate Income Fund. Mr. Seay is a Senior Portfolio Manager and Senior Managing Director with the Adviser. He is responsible for all fixed income portfolio management of the Adviser, including mutual funds, commingled funds, and separately managed accounts. He has been managing investments since 1979.

















Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.



                                  VF-TXFI-SUP3

                             The Victory Portfolios

                             Prime Obligations Fund
                             Financial Reserves Fund
                        Gradison Government Reserves Fund
                           Tax-Free Money Market Fund
                        Ohio Municipal Money Market Fund

                        Supplement dated November 9, 2004
                      To the Prospectus dated March 1, 2004

     Termination of the Class C Shares of Gradison Government Reserves Fund

On September 30, 2004, the Board of Trustees of The Victory Portfolios approved a proposal to terminate the Class C Shares of the Gradison Government Reserves Fund on or about January 28, 2005 (the "Termination Date"). On the Termination Date, the Fund will redeem all Class C Shares at the net asset value as of 4:00 P.M., Eastern Time, and distribute the cash proceeds to all remaining shareholders. Prior to the Termination Date, the Fund will pay any dividends in accordance with the current dividend option you had previously selected. That is, if you elected to reinvest your dividends, you will receive your dividends in additional Class C Shares.

Additionally-

    o Until the close of business on the Termination Date, you may exchange your Class C Shares of the Gradison Government Reserves Fund for Class C Shares of another fund of The Victory PortfoliosYou may also exchange into the appropriate class of any Victory money market fund. Please contact your Investment Professional or The Victory Portfolios at 800-539-3863 if you need additional information.

    o Plan sponsors or plan administration service agents should notify participants that the Fund is terminating the Class C Shares and should provide information about alternative investment options.

    o After December 15, 2004, shareholders of the Class C Shares of Gradison Government Reserves Fund may exchange or redeem their shares without incurring a contingent deferred sales charge.

    o   The Fund reserves the right to further restrict sales of Fund shares.

Prior to the Termination Date, the Fund may invest the proceeds from the sale of portfolio securities in cash equivalent securities or hold the proceeds in cash. During this time, the Fund may hold more cash or cash equivalents than normal, which may prevent the Fund from meeting its stated investment objective.



Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.












                                   VF-MMF-SUP2

                             The Victory Portfolios

                          National Municipal Bond Fund
                          New York Municipal Bond Fund
                            Ohio Municipal Bond Fund


                        Supplement dated November 9, 2004
                      To the Prospectus dated March 1, 2004

          Termination of the Class C Shares of National Municipal Bond
                          and Ohio Municipal Bond Fund

On September 30, 2004, the Board of Trustees of The Victory Portfolios approved a proposal to terminate the Class C Shares of the National Municipal Bond Fund and the Ohio Municipal Bond Fund on or about January 28, 2005 (the "Termination Date"). On the Termination Date, the National Municipal Bond Fund and the Ohio Municipal Bond Fund will redeem all of their Class C Shares at the net asset value as of 4:00 P.M., Eastern Time, and distribute the cash proceeds, to all remaining shareholders. Prior to the Termination Date, the Funds will pay any dividends in accordance with the current dividend option you selected. That is, if you elected to reinvest your dividends, you will receive your dividends in additional Class C Shares.

Additionally-

    o Until the close of business on the Termination Date, you may exchange your Class C Shares of the National Municipal Bond Fund and the Ohio Municipal Bond Fund for Class C Shares of another fund of The Victory Portfolios. You may also exchange into the appropriate class of any Victory money market fund. Please contact your Investment Professional or The Victory Portfolios at 800-539-3863 if you need additional information.

    o Plan sponsors or plan administration service agents should notify participants that the Funds are terminating the Class C Shares of these Funds and should provide information about alternative investment options.

    o After December 15, 2004, shareholders of Class C Shares of the National Municipal Bond Fund and the Ohio Municipal Bond Fund may redeem their shares without incurring a contingent deferred sales charge.

    o   The Funds reserve the right to further restrict sales of Fund shares.

Prior to the Termination Date, the Funds may invest the proceeds from the sale of portfolio securities in cash equivalent securities or hold the proceeds in cash. During this time, the Funds may hold more cash or cash equivalents than normal, which may prevent the Funds from meeting their stated investment objective.



Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.




                                  VF-TEFI-SUP2

Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised to reflect the planned termination of the Class A Shares of the Convertible Fund and a change in portfolio management of the Balanced Fund. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                                Convertible Fund
                                Real Estate Fund

                        Supplement dated November 9, 2004
                      To the Prospectus dated March 1, 2004

1. On September 30, 2004, the Board of Trustees of The Victory Portfolios approved a proposal to terminate the Class C Shares of the Convertible Fund on or about January 28, 2005 (the "Termination Date"). On the Termination Date, the Fund will redeem all of its Class C Shares at the net asset value as of 4:00 P.M., Eastern Time, and distribute the cash proceeds, to all remaining shareholders. Prior to the Termination Date, the Fund will pay any dividends in accordance with the current dividend option you selected. That is, if you elected to reinvest your dividends, you will receive your dividends in additional Class C Shares.

Additionally-

    o Until the close of business on the Termination Date, you may exchange your Class C Shares of the Convertible Fund for Class C Shares of another fund of The Victory Portfolios. You may also exchange into the appropriate class of any Victory money market fund. Please contact your Investment Professional or The Victory Portfolios at 800-539-3863 if you need additional information.

    o Plan sponsors or plan administration service agents should notify participants that the Fund is terminating the Class C Shares and should provide information about alternative investment options.

    o After December 15, 2004, shareholders of Class C Shares of the Convertible Fund may exchange or redeem their shares without incurring a contingent deferred sales charge.

    o   The Fund reserves the right to further restrict sales of Fund shares.

Prior to the Termination Date, the Fund may invest the proceeds from the sale of portfolio securities in cash equivalent securities or hold the proceeds in cash. During this time, the Fund may hold more cash or cash equivalents than normal, which may prevent the Fund from meeting its stated investment objective.


                                  VF-SPEC-SUP2

2. On page 23, under "Organization and Management of the Funds," replace the first paragraph under "Portfolio Management" with the following:

Effective November 1, 2004, Lawrence G. Babin is the lead portfolio manager of the equity investments, Thomas M. Seay is the lead portfolio manager of the fixed income investments, and Cynthia G. Koury is the portfolio manager of the Balanced Fund. Together, they are primarily responsible for the day-to-day management of the Fund's portfolio. A Chartered Financial Analyst Charter Holder, Mr. Babin is a Senior Portfolio Manager and Managing Director of the Adviser and has been associated with the Adviser or an affiliate since 1982. Mr. Babin has been a portfolio manager of the Fund since December 2003. Mr. Seay is a Senior Portfolio Manager and Senior Managing Director with the Adviser. He is responsible for all fixed income portfolio management of the Adviser, including mutual funds, commingled funds, and separately managed accounts. He has been managing investments since 1979. Ms. Koury is a Senior Portfolio Manager and Senior Managing Director with the Adviser and has been associated with the Adviser or an affiliate since 1996.


































Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.






                                        2
                                  VF-SPEC-SUP2